SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended				1 Months Ended		1 Months Ended
	Jan. 21, 2013	Aug. 20, 2011	Jun. 17, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 27, 2003 2003 Plan [Member]	May 31, 2008 2003 Plan [Member]	Jun. 23, 2010 2010 Plan [Member]	Dec. 31, 2013 2010 Plan [Member]
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, shares outstanding				16,147,522	16,098,022	15,819,822	10,396,548
Net proceeds from issuance of common stock		$ 16,000				$ 16,228
Issuance of common stock, shares, warrants	898,204	5,273,274
Warrants, exercise price	4.16	3.03
Issuance of share capital, net, shares			150,000
Private placement, price per share, initial price			$ 3.04
Private placement, price per share, closing price			$ 3.05
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term								10 years		10 years
Number of additional shares authorized				500,000
Number of shares available for grant									1,000,000		652,543
Weighted-average grant date fair value				$ 1.31	$ 2.18
Total intrinsic value of options exercised				17
Non-vested share-based compensation arrangements, unrecognized compensation costs				539
Unrecognized compensation cost, weighted-average recognition period				3 years 3 months
Warrants upon the acquisition of Cyberseal	$ 1,500			$ 1,500
Vesting percentage	50.00%